Related Party Transactions and Balances (Narrative) (Details)	12 Months Ended	4 Months Ended	21 Months Ended	3 Months Ended	0 Months Ended				2 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Aug. 28, 2014 Shengyue [Member] agreements	Dec. 31, 2012 Shengyue [Member] Original agreement with Shengyue [Member]	Jun. 30, 2014 Qinhe [Member] agreements	May 19, 2014 Shanda [Member] USD ($)	May 19, 2014 Shanda [Member] CNY	Apr. 03, 2014 Shanda [Member] USD ($)	Apr. 03, 2014 Shanda [Member] CNY	May 31, 2014 Shanda [Member] USD ($)	May 31, 2014 Shanda [Member] CNY	Dec. 31, 2013 Shanda Capital Limited [Member]	Dec. 31, 2013 Seed Music [Member] USD ($)	Dec. 31, 2014 Shanda Media Group Limited [Member] USD ($)	Dec. 31, 2013 Shanda Media Group Limited [Member] USD ($)	Dec. 31, 2012 Shanda Media Group Limited [Member] USD ($)
Related Party Transaction [Line Items]
Term of cooperative agreement with related party			1 year 9 months
Number of agreements		2		2
Loan from related party							$ 3,200,000	20,000,000	$ 5,800,000	36,100,000
Related party payables forgiven					800,000	5,300,000
Related party receivables forgiven							1,200,000
Equity contribution of the forgiven loans	5,405,317				3,400,000	21,400,000	2,000,000
Annual interest rate											3.00%
Loan to related party												980,000
Net value of loan to related party												0
Loan forgiven by Shanda								20,000,000
Interest payable to related parties forgiven as to repayment													$ 375,000	$ 0	$ 0